Inventory (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory	$ 265,878	$ 441,404	$ 304,266
Write-off		152,432
Raw materials		23,623
Finished goods		123,094
Packaging		$ 5,715